Lease Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Lease liabilities [abstract]
Summary of Lease Liabilities

Total
As at December 31, 2023	2,658
Additions	104
Interest Expense (Note 4)	119
Lease Payments	(338)
Exchange Rate Movements and Other	97
As at September 30, 2024	2,640
Less: Current Portion	291
Long-Term Portion	2,349